Ordinary Shares, Preferred Shares, Warrants, Restricted Shares and Options (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of options, Outstanding, beginning		25,000
Number of options, Outstanding, ending	25,000
Number of options Exercisable
Weighted average exercise price, Outstanding, beginning		$ 0.001
Weighted average exercise price, Outstanding, ending	$ 0.001
Weighted average exercise price, Exercisable
Weighted average remaining contractual term (in years), Outstanding, ending		9 years 18 days
Weighted average remaining contractual term (in years), Exercisable	8 years 18 days
Aggregate intrinsic-value, Outstanding, ending	$ 39,725	$ 39,725
Aggregate intrinsic-value, Exercisable